Income Taxes - Schedule of Reconciliation of Statutory Income Tax Rate (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (2,128,960,827)	$ (271,481,870)	$ (13,907,320)
Hong Kong Profits Tax rate	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate	$ (351,278,537)	$ (44,794,509)	$ (2,294,708)
Reconciling items:
Tax effect of income that is not taxable	(132,200)	(16,858)	(2,133)
Tax effect of expenses that are not deductible	56,172	7,163	33,375
The effect of tax rates in different tax jurisdictions	350,556,431	44,702,428	1,611,660
Research and development credit	0	0	(605,417)
Change in valuation allowance	808,056	103,042	1,045,140
Tax credits	(3,000)	(383)	(168)
Others	2,370	302	295
Income tax (benefit) expense	$ 9,292	$ 1,185	$ (211,956)